Consolidated Statement Of Shareholders Equity (USD $)	Common Stock	Additional Paid-In Capital	Retained Earnings / (Accumulated Deficit)	Total
Balance, amount at Dec. 31, 2010	$ 98,372	$ 2,072,663	$ (978,959)	$ 1,192,076
Balance, shares at Dec. 31, 2010	98,372
Net income			357,601	357,601
Balance, amount at Dec. 31, 2011	98,372	2,072,663	(978,959)	1,192,076
Balance, shares at Dec. 31, 2011	98,372			98,372
Net income			491,476	491,476
Balance, amount at Dec. 31, 2012	$ 98,372	$ 2,072,663	$ (487,483)	$ 1,683,552
Balance, shares at Dec. 31, 2012	98,372			98,372